Above / Below Market Acquired Time Charters / Other Intangible Assets (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Fair value of above market acquired time charter at acquisition		$ 22,149,258
Fair value of below market acquired time charter at acquisition		4,020,335
Amortization of above market acquired time charters	3,289,855	1,698,834
Amortization of below market acquired time charters	678,142	681,888
OOCL Hong Kong and OOCL China
Property Plant And Equipment [Line Items]
Amortization of other intangible assets	523,828	0
Other intangible assets relating to attached manning agreements		$ 3,169,014
Other intangible assets amortization period	3 years 0 months 0 days